UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

AllianceBernstein

Global Real Estate Investment Fund II

October 31, 2011

Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 8, 2011

Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the annual reporting period ended October 31, 2011.

Investment Objective and Policies

The Fund’s investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies (“REITs”), and other real estate industry companies, such as real estate operating companies (“REOCs”). The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund invests in U.S. and non-U.S. issuers. Under normal circumstances, the Fund invests significantly (at least 40% unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

Currencies can have a dramatic impact on equity return, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser also may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”), and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed income securities.

The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities (“real estate equity securities”). The Fund may enter into forward commitments and standby commitment agreements. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

Investment Results

The table on page 6 shows the Fund’s performance compared to its benchmark, the Financial Times Stock Exchange (“FTSE”) European Public Real Estate Association (“EPRA”)/ National Association of Real Estate Investment Trusts (“NAREIT”) Developed Real Estate (“RE”) Index for the six- and 12-month periods ended October 31, 2011. A comparison to the global equity market is also shown, as represented by the Morgan Stanley Capital International (“MSCI”) World Index, for the same timeframes.

The Fund underperformed its benchmark during the six- and 12-month periods. Performance during both periods was hindered by both security and sector selection. Absolute performance was generally poor globally, with only the UK, U.S., Canada and Switzerland posting positive total returns. Europe was hit hardest, with Italy, Greece and Spain the lowest performers in the region. An overweight in the lodging sector was the Fund’s biggest detractor. The sector’s perceived sensitivity to the macroeconomic outlook made it particularly vulnerable. Current trends have been positive however, with revenue per available room growth tracking in the high single-digit range year-over-year. An overweight position in the self-storage sector aided performance most. Income growth has been robust, as operators have successfully taken share from smaller operators and raised rents on existing tenants.

During the six- and 12-month periods, the Fund utilized currency derivative instruments including currencies for hedging and non-hedging purposes, which had a positive impact on performance.

Market Review and Investment Strategy

During the 12-month period ended October 31, 2011, the benchmark posted a positive return of 0.67%, lagging the MSCI World Index return of 1.76%. During the six-month period ended October 31, 2011, the benchmark declined 8.69%, outperforming the MSCI World Index return of -11.32%. In both periods, real estate securities stumbled as investors became concerned with the twin specters of another credit disruption and a slowing in the real economy. Despite this, underlying property performance continues to stage a modest recovery. In most regions of the world, rising occupancies and rents are leading to improved cash flows. Low new supply is further aiding fundamentals and supporting the prices of existing assets. Additionally, private real estate transactions suggest there has been little diminution in underlying asset values. Capitalization rates have held in, as investors seek yield above ultra-low, risk-free rates.

Given credit concerns, investors have been closely scrutinizing company balance sheets for any signs of weakness. Careful balance sheet analysis has always been a part of the Global REIT

Senior Investment Management Team’s (the “Team’s”) investment

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

process; the Team also differentiates between similarly-leveraged companies that have different near-term liquidity needs that the market may punish equally. So far, public property companies have had little trouble accessing attractively priced debt and equity capital. Additionally, given global growth concerns, the Team has worked to identify niche sectors that have positive supply/demand dynamics; data centers are one such sector. Demand growth has been robust given a secular rise in computing power, though supply has not kept pace due to limited financing and expertise needed to develop in the space.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.bernstein.com. Click on “Private Clients”, then “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports”.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged FTSE® EPRA/NAREIT Developed RE Index and the unmanaged MSCI World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Developed RE Index is a market-value weighted index based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The MSCI World Index is a free-float, market capitalization-weighted index that measures equity market performance of developed markets. The MSCI World Index values are calculated using net returns, which include the reinvestment of dividends after deduction of non-U.S. withholding tax. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Interest Rate Risk (with Prepayment Risk): As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. The values of mortgage-related and asset-backed securities are particularly sensitive to changes in interest rates due to prepayment risk.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Real Estate Risk: Investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Foreign (non-U.S.) Risk: Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets.

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

Leverage Risk: Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility.

These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED OCTOBER 31, 2011	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-11.55%	-1.87%

FTSE EPRA/NAREIT Developed RE Index	-8.69%	0.67%

MSCI World Index	-11.32%	1.76%

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND

10/31/01 TO 10/31/11

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment Fund II Class I shares (from 10/31/01 to 10/31/11) as compared to the performance of the Fund’s benchmark, the FTSE EPRA/NAREIT Developed RE Index, and the overall global stock market, as represented by the MSCI World Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2011
Returns

Class I Shares
1 Year	-1.87%
5 Years	-3.97%
10 Years	9.60%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
Returns

Class I Shares
1 Year	-9.41%
5 Years	-5.13%
10 Years	7.97%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I shares.

See Historical Performance and Benchmark disclosures on pages 4-5.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$884.50	$2.94	0.62%
Hypothetical**	$1,000	$1,021.96	$3.16	0.62%
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $681.2

*	All data are as of October 31, 2011. The Fund’s industry and country breakdowns are expressed as a percentage of total investments (excluding collateral for securities loaned) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Portfolio Summary

TEN LARGEST HOLDINGS*

October 31, 2011 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Simon Property Group, Inc.	$42,606,888	6.3%
Mitsui Fudosan Co., Ltd.	29,784,831	4.4
Unibail-Rodamco SE	28,248,624	4.1
Sun Hung Kai Properties Ltd.	26,884,647	3.9
Public Storage	16,237,458	2.4
Boston Properties, Inc.	15,281,482	2.2
Ventas, Inc.	14,087,125	2.1
Digital Realty Trust, Inc.	12,584,427	1.9
British Land Co. PLC	12,277,170	1.8
Goodman Group	11,767,538	1.7
	$209,760,190	30.8%

*	Long-term investments.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

October 31, 2011

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Equity: Other – 40.8%
Diversified/Specialty – 35.1%
BioMed Realty Trust, Inc.	514,100	$9,310,351
British Land Co. PLC	1,500,671	12,277,170
Canadian Real Estate Investment Trust	27,030	962,151
CapitaLand Ltd.	1,733,000	3,733,654
Coresite Realty Corp.	213,720	3,558,438
Dexus Property Group	12,622,676	11,228,638
Digital Realty Trust, Inc.(a)	201,900	12,584,427
Dundee Real Estate Investment Trust	175,991	5,826,640
Evergrande Real Estate Group Ltd.	5,894,000	2,548,969
Fonciere Des Regions	86,400	6,367,218
Forest City Enterprises, Inc.(b)	214,595	2,935,660
H&R Real Estate Investment Trust	203,121	4,436,362
Hysan Development Co., Ltd.	1,332,521	4,624,523
Jones Lang LaSalle, Inc.	47,480	3,068,158
Kerry Properties Ltd.	2,819,146	10,346,069
Land Securities Group PLC	3,335	36,500
Lend Lease Group	682,793	5,555,412
Mitsubishi Estate Co., Ltd.	418,000	7,079,676
Mitsui Fudosan Co., Ltd.	1,791,000	29,784,831
New World Development Co Ltd.	4,850,120	5,097,107
Overseas Union Enterprise Ltd.	1,843,000	3,383,485
Soho China Ltd.	11,100,000	7,871,703
Sumitomo Realty & Development Co., Ltd.	275,000	5,699,960
Sun Hung Kai Properties Ltd.	1,958,000	26,884,647
Sunac China Holdings Ltd.(b)	3,008,400	677,872
Telecity Group PLC(b)	967,067	9,265,067
Tokyu Land Corp.	789,000	3,321,410
Unibail-Rodamco SE	142,089	28,248,624
UOL Group Ltd.	1,401,747	4,955,506
Wharf Holdings Ltd.	545,000	2,898,987
Wheelock & Co., Ltd.	1,583,000	4,650,987

		239,220,202

Health Care – 5.1%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	3,596,300
Health Care REIT, Inc.	193,799	10,211,269
National Health Investors, Inc.	151,107	6,752,972
Ventas, Inc.	253,320	14,087,125

		34,647,666

Triple Net – 0.6%
Entertainment Properties Trust	88,397	3,960,186

		277,828,054

Retail – 18.7%
Regional Mall – 12.4%
CapitaMall Trust	1,639,000	2,435,189
CFS Retail Property Trust	3,504,980	6,681,517

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

General Growth Properties, Inc.	714,560	$10,504,032
Glimcher Realty Trust	810,545	7,424,592
Multiplan Empreendimentos Imobiliarios SA	204,019	4,125,893
Simon Property Group, Inc.	331,726	42,606,888
Westfield Group	1,344,760	10,825,831

		84,603,942

Shopping Center/Other Retail – 6.3%
Hammerson PLC	1,271,570	8,307,297
Klepierre	183,774	5,728,171
Link REIT (The)	2,295,854	7,884,516
Primaris Retail Real Estate Investment Trust	225,279	4,660,399
Retail Opportunity Investments Corp.(a)	395,200	4,505,280
RioCan Real Estate Investment Trust (Toronto)	1,126	28,570
Weingarten Realty Investors	309,758	7,189,483
Westfield Retail Trust	1,831,490	4,880,911

		43,184,627

		127,788,569

Residential – 15.6%
Multi-Family – 9.5%
BRE Properties, Inc.	107,890	5,407,447
Camden Property Trust	108,500	6,579,440
Canadian Apartment Properties REIT	79,500	1,612,731
Colonial Properties Trust	175,310	3,555,287
Essex Property Trust, Inc.	62,980	8,991,025
GSW Immobilien AG(b)	156,504	5,084,658
KWG Property Holding Ltd.	1,684,500	726,559
Mid-America Apartment Communities, Inc.	144,367	9,008,501
Post Properties, Inc.	131,200	5,389,696
Rossi Residencial SA	1,067,400	6,745,662
Stockland	3,074,530	10,152,727
Wing Tai Holdings Ltd.	1,526,000	1,547,980

		64,801,713

Self Storage – 5.4%
Big Yellow Group PLC	1,905,170	8,000,247
Extra Space Storage, Inc.	374,316	8,433,340
Public Storage	125,823	16,237,458
Sovran Self Storage, Inc.	86,350	3,816,670

		36,487,715

Student Housing – 0.7%
American Campus Communities, Inc.	124,760	4,856,906

		106,146,334

Office – 11.2%
Office – 11.2%
Boston Properties, Inc.	154,374	15,281,482
Castellum AB	505,300	6,840,677
Cominar Real Estate Investment Trust	306,040	6,929,845
Douglas Emmett, Inc.	502,389	9,796,585
Duke Realty Corp.	756,027	9,284,012

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Dundee International Real Estate Investment Trust	194,398	$1,946,418
Great Portland Estates PLC	1,346,600	8,050,065
Hongkong Land Holdings Ltd.	1,227,000	6,447,927
Hufvudstaden AB – Class A	156,549	1,698,396
Kilroy Realty Corp.	111,322	4,084,404
Liberty Property Trust	104,453	3,342,496
SL Green Realty Corp.	40,318	2,781,539

		76,483,846

Lodging – 7.0%
Lodging – 7.0%
Ashford Hospitality Trust, Inc.	691,034	6,150,203
Great Eagle Holdings Ltd.	2,203,000	4,859,165
Host Hotels & Resorts, Inc.	379,870	5,420,745
Hyatt Hotels Corp.(b)	162,890	6,057,879
InnVest Real Estate Investment Trust	1,075,636	4,446,070
Intercontinental Hotels Group PLC	510,603	9,423,711
Kosmopolito Hotels International Ltd.	6,939,000	1,072,580
Pebblebrook Hotel Trust	88,600	1,686,058
RLJ Lodging Trust	243,556	3,609,500
Wyndham Worldwide Corp.	142,900	4,811,443

		47,537,354

Industrials – 4.7%
Industrial Warehouse Distribution – 3.0%
Ascendas Real Estate Investment Trust	1,190,000	1,936,062
EastGroup Properties, Inc.	135,500	5,909,155
Global Logistic Properties Ltd.(b)	2,448,000	3,408,423
ProLogis, Inc.	304,197	9,052,903

		20,306,543

Mixed Office Industrial – 1.7%
Goodman Group	18,108,340	11,767,538

		32,074,081

Total Common Stocks (cost $609,350,492)		667,858,238

RIGHTS – 0.1%
Equity: Other – 0.1%
Diversified/Specialty – 0.1%
New World Develpment Co., Ltd.(b) (cost $0)	2,425,060	827,207

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $3,392,689)	3,392,689	3,392,689

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $612,743,181)		672,078,134

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AllianceBernstein Exchange Reserves – Class I, 0.01%(c) (cost $12,893,485)	12,893,485	$12,893,485

Total Investments – 100.5% (cost $625,636,666)		684,971,619
Other assets less liabilities – (0.5)%		(3,745,321)

Net Assets – 100.0%		$681,226,298

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA: Australian Dollar settling 11/15/11	1,913	$1,957,860	$2,012,920	$55,060
Barclays Bank PLC Wholesale: Japanese Yen settling 11/15/11	1,098,383	14,307,264	14,052,707	(254,557)
Norwegian Krone settling 11/15/11	127,832	23,208,845	22,938,823	(270,022)
Canadian Imperial Bank of Commerce: Canadian Dollar settling 11/15/11	11,630	11,697,259	11,664,207	(33,052)
Swiss Franc settling 11/15/11	12,387	14,771,223	14,114,062	(657,161)
Citibank NA: Great British Pound settling 11/15/11	11,806	19,101,635	18,980,417	(121,218)
Swiss Franc settling 11/15/11	14,162	17,287,007	16,136,543	(1,150,464)
Credit Suisse London Branch (GFX): Euro settling 11/15/11	10,614	15,031,547	14,684,660	(346,887)
Japanese Yen settling 11/15/11	286,833	3,658,827	3,669,740	10,913
Swiss Franc settling 11/15/11	3,111	4,098,706	3,544,752	(553,954)
Goldman Sachs International: Canadian Dollar settling 11/15/11	2,507	2,457,554	2,514,374	56,820
Great British Pound settling 11/15/11	4,576	7,224,177	7,356,801	132,624
HSBC BankUSA: Euro settling 11/15/11	8,457	11,622,455	11,700,412	77,957
New Zealand Dollar settling 11/15/11	29,197	24,053,802	23,590,906	(462,896)
Morgan Stanley and Co., Inc.: Australian Dollar settling 11/15/11	36,574	37,371,313	38,484,338	1,113,025

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC: Euro settling 11/15/11	16,043	$23,078,498	$22,195,780	$(882,718)
Societe Generale: Japanese Yen settling 11/15/11	2,472,386	31,901,344	31,631,694	(269,650)
State Street Bank and Trust Co.: Canadian Dollar settling 11/15/11	5,661	5,705,676	5,677,651	(28,025)
UBS AG: Swedish Krona settling 11/15/11	160,712	24,626,418	24,641,522	15,104

Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 11/15/11	17,240	24,405,634	23,851,850	553,784
Barclays Bank PLC: Great British Pound settling 11/15/11	9,877	15,793,817	15,879,180	(85,363)
BNP Paribas SA: New Zealand Dollar settling 11/15/11	15,270	12,391,361	12,338,019	53,342
Citibank NA: Canadian Dollar settling 11/15/11	39,679	40,101,672	39,795,708	305,964
Euro settling 11/15/11	14,813	21,118,257	20,494,052	624,205
Credit Suisse London Branch (GFX): Swiss Franc settling 11/15/11	9,937	13,150,964	11,322,470	1,828,494
Deutsche Bank AG London: Australian Dollar settling 11/15/11	8,728	9,066,123	9,183,883	(117,760)
Norwegian Krone settling 11/15/11	77,238	13,877,749	13,859,979	17,770
HSBC BankUSA: Great British Pound settling 11/15/11	13,217	21,576,356	21,248,872	327,484
Japanese Yen settling 11/15/11	580,328	7,536,140	7,424,713	111,427
Japanese Yen settling 11/15/11	391,849	5,106,383	5,013,314	93,069
Swedish Krona settling 11/15/11	16,125	2,434,955	2,472,402	(37,447)
Morgan Stanley and Co., Inc.: Australian Dollar settling 11/15/11	10,214	10,440,587	10,747,499	(306,912)
Australian Dollar settling 11/15/11	19,545	19,810,812	20,565,877	(755,065)
Australian Dollar settling 2/15/12	7,535	7,621,080	7,844,295	(223,215)
Royal Bank of Scotland PLC.: Great British Pound settling 2/15/12	1,565	2,463,107	2,513,532	(50,425)
Swedish Krona settling 11/15/11	91,174	13,798,834	13,979,454	(180,620)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 11/15/11	10,261	$12,936,697	$11,691,644	$1,245,053
Standard Chartered Bank: Japanese Yen settling 11/15/11	810,187	10,585,007	10,365,529	219,478
Japanese Yen settling 11/15/11	271,422	3,528,994	3,472,572	56,422
Westpac Banking Corp.: Euro settling 11/15/11	10,775	14,907,222	14,907,406	(184)
Swiss Franc settling 11/15/11	1,890	2,174,337	2,153,512	20,825

				$131,225

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2011

Assets
Investments in securities, at value
Unaffiliated issuers (cost $609,350,492)	$668,685,445 (a)
Affiliated issuers (cost $16,286,174-including investment of cash collateral for securities loaned of $12,893,485)	16,286,174
Foreign currencies, at value (cost $2,975,509)	2,977,179
Receivable for investment securities sold and foreign currency transactions	12,768,512
Unrealized appreciation of forward currency exchange contracts	6,918,820
Dividends receivable	765,660
Receivable for capital stock sold	170,869

Total assets	708,572,659

Liabilities
Payable for collateral received on securities loaned	12,893,485
Unrealized depreciation of forward currency exchange contracts	6,787,595
Payable for investment securities purchased and foreign currency transactions	6,458,530
Payable for capital stock redeemed	778,003
Advisory fee payable	282,361
Administrative fee payable	19,762
Transfer Agent fee payable	1,512
Accrued expenses	125,113

Total liabilities	27,346,361

Net Assets	$681,226,298

Composition of Net Assets
Capital stock, at par	$80,869
Additional paid-in capital	1,127,131,839
Distributions in excess of net investment income	(11,681,686)
Accumulated net realized loss on investment and foreign currency transactions	(493,716,162)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	59,411,438

$681,226,298

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 80,869,390 capital shares outstanding)	$8.42

(a)	Includes securities on loan with a value of $12,605,291 (see Note D).

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended October 31, 2011

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,349,566)	$21,681,643
Affiliated issuers	9,594
Interest	4,827	$21,696,064

Expenses
Advisory fee (see Note B)	4,513,064
Custodian	199,520
Printing	64,902
Administrative	62,006
Registration fees	53,084
Directors’ fees	48,751
Legal	44,355
Transfer agency	40,855
Audit	37,139
Miscellaneous	31,995

Total expenses		5,095,671

Net investment income		16,600,393

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		81,687,858
Foreign currency transactions		7,171,209
Net change in unrealized appreciation/depreciation of:
Investments		(107,708,894)
Foreign currency denominated assets and liabilities		(4,885,159)

Net loss on investment and foreign currency transactions		(23,734,986)

Net Decrease in Net Assets from Operations		$(7,134,593)

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,600,393	$24,123,275
Net realized gain on investment and foreign currency transactions	88,859,067	26,858,670
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(112,594,053)	138,122,329

Net increase (decrease) in net assets from operations	(7,134,593)	189,104,274
Dividends to Shareholders from
Net investment income	(43,539,134)	(62,171,937)
Capital Stock Transactions
Net decrease	(151,201,264)	(127,323,678)

Total decrease	(201,874,991)	(391,341)
Net Assets
Beginning of period	883,101,289	883,492,630

End of period (including distributions in excess of net investment income of ($11,681,686) and ($9,511,088), respectively)	$681,226,298	$883,101,289

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2011

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price); open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties, which are approved by the Board of Directors. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Equity: Other	$81,290,039		$196,538,015		$	– 0	–	$277,828,054
Retail	81,045,137		46,743,432			– 0	–	127,788,569
Residential	80,634,163		25,512,171			– 0	–	106,146,334
Office	53,446,781		23,037,065			– 0	–	76,483,846
Lodging	32,181,898		15,355,456			– 0	–	47,537,354
Industrials	14,962,058		17,112,023			– 0	–	32,074,081
Rights	– 0	–	– 0	–		827,207		827,207
Short-Term Investments	3,392,689		– 0	–		– 0	–	3,392,689
Investments Of Cash Collateral For Securities Loaned	12,893,485		– 0	–		– 0	–	12,893,485

Total Investments in Securities	359,846,250		324,298,162	+		827,207		684,971,619
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	6,918,820			– 0	–	6,918,820
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,787,595)			– 0	–	(6,787,595)

Total	$359,846,250		$324,429,387			$827,207		$685,102,844

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Total
Balance as of 10/31/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		827,207			827,207
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/11		$827,207			$827,207

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/11*		$827,207			$827,207

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2011, such fee amounted to $62,006.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended October 31, 2011.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc. — Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended October 31, 2011 is as follows:

Market Value October 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value October 31, 2011 (000)	Dividend Income (000)
$ 10,581	$287,550	$294,738	$3,393	$8

Brokerage commissions paid on investment transactions for the year ended October 31, 2011 amounted to $1,366,489, of which $0 and $988, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2011 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$534,422,785		$696,284,683
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost	$651,275,168

Gross unrealized appreciation	$102,187,436
Gross unrealized depreciation	(68,490,985)

Net unrealized appreciation	$33,696,451

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal type of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

During the year ended October 31, 2011, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

At October 31, 2011, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$6,918,820	Unrealized depreciation of forward currency exchange contracts	$6,787,595

Total		$6,918,820		$6,787,595

The effect of derivative instruments on the statement of operations for the year ended October 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$7,333,791	$(4,807,744)

Total		$7,333,791	$(4,807,744)

For the year ended October 31, 2011, the average monthly principal amount of foreign currency exchange contracts was $370,297,082.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all securities loans will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Fund’s Board of Directors. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At October 31, 2011, the Fund had securities on loan with a value of $12,605,291 and had received cash collateral which has been invested into AllianceBernstein Exchange Reserves of $12,893,485. The Fund earned $1,217 from securities lending transactions for the year ended October 31, 2011. This amount is reflected in the statement of operations as a component of affiliated dividend income. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AllianceBernstein Exchange Reserves for the year ended October 31, 2011 is as follows:

Market Value October 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value October 31, 2011 (000)	Dividend Income (000)
$– 0 –	$14,134	$1,241	$12,893	$1

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010

Class I
Shares sold	12,792,952	11,844,759	$114,152,190	$95,348,056

Shares issued in reinvestment of dividends	3,720,577	4,383,973	32,311,718	34,410,100

Shares redeemed	(33,324,168)	(32,061,140)	(297,665,172)	(257,081,834)

Net decrease	(16,810,639)	(15,832,408)	$(151,201,264)	$(127,323,678)

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$43,539,134	$62,171,937
Total taxable distributions	43,539,134	62,171,937

Total distributions paid	$43,539,134	$62,171,937

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Notes to Financial Statements

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,378,779
Accumulated capital and other losses	(488,006,915	)(a)
Unrealized appreciation/(depreciation)	33,641,711	(b)

Total accumulated earnings/(deficit)	$(445,986,425)

(a)

On October 31, 2011, the Fund had a net capital loss carryforward of $488,006,915 of which $59,238,657 expires in the year 2016, $418,457,249 expires in the year 2017, and $10,311,009 expires in the year 2018. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $53,132,838.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences primarily due to foreign currency reclassifications and the tax treatment of passive foreign investment companies (PFICs) resulted in a net decrease in distributions in excess of net investment income and a net increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE I

Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.04	$ 7.78	$ 6.64	$ 18.03	$ 18.27

Income From Investment Operations
Net investment income(a)	.18	.22	.24	.28	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.34)	1.61	1.09	(7.33)	.94

Net increase (decrease) in net asset value from operations	(.16)	1.83	1.33	(7.05)	1.28

Less: Dividends and Distributions
Dividends from net investment income	(.46)	(.57)	(.19)	(.56)	(.25)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(3.55)	(1.27)

Total dividends and distributions	(.46)	(.57)	(.19)	(4.34)	(1.52)

Net asset value, end of period	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03

Total Return
Total investment return based on net asset value(b)	(1.87)%	24.73%	20.93%	(48.70)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$681,226	$883,101	$883,493	$835,750	$1,540,586
Ratio to average net assets of:
Expenses	.62%	.62	%(c)	.63%	.63%	.62%
Net investment income	2.02%	2.79	%(c)	3.80%	2.62%	1.92%
Portfolio turnover rate	66%	62%	68%	62%	98%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AllianceBernstein Institutional Funds, Inc. and Shareholders of AllianceBernstein Global Real Estate Investment Fund II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) (comprising the AllianceBernstein Institutional Funds, Inc.) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Global Real Estate Investment Fund II of the AllianceBernstein Institutional Funds, Inc. at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 29, 2011

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Report of Independent Registered Public Accounting Firm

2011 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2011. For corporate shareholders, 2.43% of dividends paid qualify for the dividends received deduction.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended October 31, 2011, $1,160,128 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $17,566,585.

For the taxable year ended October 31, 2011, the Fund designates $1,699,448 as the maximum amount that may be considered qualified dividend income for individual shareholders.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2012.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

2011 Federal Tax Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2) , Senior Vice President

Prashant Tewari(2), Vice President

Diane Won(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global REIT Senior Investment Management Team. Mr. Prashant Tewari and Mses. Teresa Marziano and Diane Won are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
INTERESTED DIRECTOR
Robert M. Keith, + 1345 Avenue of the Americas New York, New York 10105 51 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AllianceBernstein Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	102	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS
William H. Foulk, Jr., ++, # Chairman of the Board 79 (1997)	Investment Adviser and an Independent Consultant since prior to 2006. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AllianceBernstein Funds since 1983 and has been Chairman of the AllianceBernstein Funds and of the Independent Directors Committee of such Funds since 2003. He is also active in a number of mutual fund organizations and committees.	102	None

John H. Dobkin, # 69 (1997)	Independent Consultant since prior to 2006. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002, Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AllianceBernstein Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	102	None

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, # 67 (2005)	Private Investor since prior to 2006. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential Mutual funds and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AllianceBernstein Funds since 2005 and is a director of two other registered investment companies (and Chairman of one of them).	102	Asia Pacific Fund, Inc. and The Merger Fund since prior to 2006 and Prospect Acquisition Corp. (financial services) since 2007 until 2009

D. James Guzy, # 75 (2005)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers Inc., with which he has been associated since prior to 2006. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008 and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1982.	102	Cirrus Logic Corporation (semi-conductors) and PLX Technology (semi-conductors) since prior to 2006 and Intel Corporation (semi-conductors) since prior to 2006 until 2008

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Nancy P. Jacklin, # 63 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies since 2008. Formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982–1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AllianceBernstein Funds since 2006.	102	None

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, # 59 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services. He is also a member of the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committee, of most of the AllianceBernstein Funds since 2008.	102	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Marshall C. Turner, Jr., # 70 (2005)	Private Investor since prior to 2006. Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) from November 2008 until March 2009. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006, after the company was acquired and renamed Toppan Photomasks, Inc. He has extensive experience in venture capital investing including prior service as general partner of three institutional venture capital partnerships, and serves on the boards of a number of education and science-related non-profit organizations. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1992.	102	Xilinx, Inc. (programmable logic semi-conductors) and MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) since prior to 2006.

Earl D. Weiner, # 72 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP, and member of ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AllianceBernstein Funds since 2007 and is Chairman of the Governance and Nominating Committees of most of the Funds.	102	None

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the “40 Act”, due to his position as a Senior Vice President of the Adviser.

++	Member of the Fair Value Pricing Committee.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

Management of the Fund

Officers of The Fund

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	PRINCIPAL POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 51	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 66	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Teresa Marziano 57	Senior Vice President	Senior Vice President of the Adviser**, with which she has been associated since prior to 2006.

Prashant Tewari 40	Vice President	Vice President of the Adviser**, since October 2005. Prior thereto, he was an engagement manager at McKinsey & Company since prior to 2006.

Diane Won 40	Vice President	Vice President of the Adviser**, with which she has been associated prior to 2006.

Emilie D. Wrapp 56	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2006.

Joseph J. Mantineo 52	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2006.

Phyllis J. Clarke 50	Controller	Vice President of ABIS**, with which she has been associated since prior to 2006.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.alliancebernstein.com, for a free prospectus or SAI.

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Institutional Funds, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) at a meeting held on May 3-5, 2011.

Prior to approval of the continuance of the Advisory Agreement in respect of the Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Fund’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Fund’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2009 and 2010 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries which provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Fund other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients on an agency basis), transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser, and brokerage commissions paid by the Fund to brokers affiliated with the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the May 2011 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class I Shares of the Fund as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class I Shares as compared with the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index (the “Developed RE Index”) and the FTSE NAREIT Equity REIT Index (the “Equity REIT Index”), in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2011 and (in the case of comparisons with the indices) the since inception period (December 1997 inception). The directors noted that the Fund was in the 3rd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, in the 5th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 5-year period, and 2nd out of 2 of the Performance Group and 2nd out of 4 of the Performance Universe for the 10-year period. The Fund outperformed the Developed RE Index in the 3- and 10-year periods but lagged that index in the 1- and 5-year and the since inception periods and lagged the Equity REIT Index in all periods. Based on their review, the directors concluded that the Fund’s relative performance was satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	45

because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the advisory fees the Adviser charges other clients pursuing a substantially similar investment style. For this purpose, they reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule had breakpoints at lower asset levels than those in the fee schedule applicable to the Fund and that the application of the institutional fee schedule to the level of assets of the Fund would result in a fee rate lower than that in the Fund’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AllianceBernstein fund with an investment style substantially similar to that of the Fund for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class I shares of the Fund in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all “no load” funds in the Fund’s investment classification/objective. The Class I expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary.

The directors noted that, at the Fund’s current size, its contractual effective advisory fee rate of 55 basis points, plus the 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The directors noted that the Fund’s total expense ratio was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Fund’s expense ratio was satisfactory.

46	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2011 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	47

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AllianceBernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser

1	It should be noted that the information in the fee summary was completed on April 21, 2011 and discussed with the Board of Directors on May 3-5, 2011.

2	Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

48	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), 130 U.S. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 03/31/11 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$867.8	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $75,755 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below is the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio		Fiscal Year End
Global Real Estate Investment Fund II	Class I	0.62%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s daily net assets and is paid on a monthly basis.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	49

such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.5 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule

5	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

50	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been applicable to the Fund versus the Fund’s advisory fee based on March 31, 2011 net assets:6

Fund	Net Assets 03/31/11 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II	$867.8	Global REIT 75 bp on 1st $25 million 65 bp on next $25 million 55 bp on the balance Minimum account size: $25m	0.512%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.7 Also shown is the Fund’s advisory fee and what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II8	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	51

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund:

Fund	Fee[9]
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Fund’s ranking with respect to the contractual management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment

9	It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

10	It should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 1429.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

52	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund II	0.550	0.850	1/9

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.622	0.993	1/9	1.155	1/28

Based on this analysis, the Fund has equally favorable rankings on an expense ratio basis and on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	53

profitability from providing investment advisory services to the Fund decreased during calendar year 2010, relative to 2009.16

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Fund’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Fund in the future would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks

16	It should be noted that at the August 2, 2011 meeting, the Adviser presented to the Board revised profitability figures with the respect to the Fund.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. There was no expense offset during the Fund’s most recently completed fiscal year.

54	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

(“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

19	The Deli study was originally published in 2002 based on 1997 data.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	55

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $477 billion as of March 31, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund22 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended February 28, 2011.24

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	27.69	27.08	27.53	4/9	20/43
3 year	0.25	0.31	-0.18	5/8	12/30
5 year	1.15	2.62	1.15	5/5	6/11
10 year	10.59	12.01	10.54	2/2	2/4

22	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by Lipper.

23	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

56	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)25 versus its benchmark.26 Fund and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Periods Ending February 28, 2011 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Global Real Estate Investment Fund II	27.69	0.25	1.15	10.59	7.50	20.69	0.48	10
FTSE EPRA NAREIT Developed RE Index	29.26	-1.72	1.97	10.23	8.17	20.85	0.46	10
FTSE NAREIT Equity REIT Index[28]	39.54	3.80	2.97	11.78	8.73	N/A	N/A	N/A
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 24, 2011

25	The performance returns and risk measures shown in the table are for the Class I shares of the Fund.

26	The Adviser provided Fund and benchmark performance return information for periods through February 28, 2011.

27	Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be regarded as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be regarded as better performing than a fund with a lower Sharpe Ratio.

28	Benchmark since inception date is the nearest month end after the Fund’s inception date.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	57

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

58	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Alliancebernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

NOTES

60	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IREIT-0151-1011

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND II

ANNUAL  REPORT

OCTOBER 31, 2011

A unit of AllianceBernstein L.P.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 8, 2011

Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the annual reporting period ended October 31, 2011.

Investment Objective and Policies

The Fund’s investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies (“REITs”), and other real estate industry companies, such as real estate operating companies (“REOCs”). The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund invests in U.S. and non-U.S. issuers. Under normal circumstances, the Fund invests significantly (at least 40% unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

Currencies can have a dramatic impact on equity return, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser also may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”), and collateralized mortgage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed income securities.

The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities (“real estate equity securities”). The Fund may enter into forward commitments and standby commitment agreements. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

Investment Results

The table on page 6 shows the Fund’s performance compared to its benchmark, the Financial Times Stock Exchange (“FTSE”) European Public Real Estate Association (“EPRA”)/ National Association of Real Estate Investment Trusts (“NAREIT”) Developed Real Estate (“RE”) Index for the six- and 12-month periods ended October 31, 2011. A comparison to the global equity market is also shown, as represented by the Morgan Stanley Capital International (“MSCI”) World Index, for the same timeframes.

The Fund underperformed its benchmark during the six- and 12-month periods. Performance during both periods was hindered by both security and sector selection. Absolute performance was generally poor globally, with only the UK, U.S., Canada and Switzerland posting positive total returns. Europe was hit hardest, with Italy, Greece and Spain the lowest performers in the region. An overweight in the lodging sector was the Fund’s biggest detractor. The sector’s perceived sensitivity to the macroeconomic outlook made it particularly vulnerable. Current trends have been positive however, with revenue per available room growth tracking in the high single-digit range year-over-year. An overweight position in the self-storage sector aided performance most. Income growth has been robust, as operators have successfully taken share from smaller operators and raised rents on existing tenants.

During the six- and 12-month periods, the Fund utilized currency derivative instruments including currencies for hedging and non-hedging purposes, which had a positive impact on performance.

Market Review and Investment Strategy

During the 12-month period ended October 31, 2011, the benchmark posted a positive return of 0.67%, lagging the MSCI World Index return of 1.76%. During the six-month period ended October 31, 2011, the benchmark declined 8.69%, outperforming the MSCI World Index return of -11.32%. In both periods, real estate securities stumbled as investors became concerned with the twin specters of another credit disruption and a slowing in the real economy. Despite this, underlying property performance continues to stage a modest recovery. In most regions of the world, rising occupancies and rents are leading to improved cash flows. Low new supply is further aiding fundamentals and supporting the prices of existing assets. Additionally, private real estate transactions suggest there has been little diminution in underlying asset values. Capitalization rates have held in, as investors seek yield above ultra-low, risk-free rates.

Given credit concerns, investors have been closely scrutinizing company balance sheets for any signs of weakness. Careful balance sheet analysis has always been a part of the Global REIT

Senior Investment Management Team’s (the “Team’s”) investment

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

process; the Team also differentiates between similarly-leveraged companies that have different near-term liquidity needs that the market may punish equally. So far, public property companies have had little trouble accessing attractively priced debt and equity capital. Additionally, given global growth concerns, the Team has worked to identify niche sectors that have positive supply/demand dynamics; data centers are one such sector. Demand growth has been robust given a secular rise in computing power, though supply has not kept pace due to limited financing and expertise needed to develop in the space.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.bernstein.com. Click on “Private Clients”, then “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports”.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged FTSE® EPRA/NAREIT Developed RE Index and the unmanaged MSCI World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Developed RE Index is a market-value weighted index based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The MSCI World Index is a free-float, market capitalization-weighted index that measures equity market performance of developed markets. The MSCI World Index values are calculated using net returns, which include the reinvestment of dividends after deduction of non-U.S. withholding tax. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Interest Rate Risk (with Prepayment Risk): As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. The values of mortgage-related and asset-backed securities are particularly sensitive to changes in interest rates due to prepayment risk.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Real Estate Risk: Investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Foreign (non-U.S.) Risk: Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets.

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

Leverage Risk: Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility.

These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED OCTOBER 31, 2011	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-11.55%	-1.87%

FTSE EPRA/NAREIT Developed RE Index	-8.69%	0.67%

MSCI World Index	-11.32%	1.76%

GROWTH OF A $2,000,000 INVESTMENT IN THE FUND

10/31/01 TO 10/31/11

This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Global Real Estate Investment Fund II Class I shares (from 10/31/01 to 10/31/11) as compared to the performance of the Fund’s benchmark, the FTSE EPRA/NAREIT Developed RE Index, and the overall global stock market, as represented by the MSCI World Index. The chart assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2011
Returns

Class I Shares
1 Year	-1.87%
5 Years	-3.97%
10 Years	9.60%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
Returns

Class I Shares
1 Year	-9.41%
5 Years	-5.13%
10 Years	7.97%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I shares.

See Historical Performance and Benchmark disclosures on pages 4-5.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$884.50	$2.94	0.62%
Hypothetical**	$1,000	$1,021.96	$3.16	0.62%
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $681.2

*	All data are as of October 31, 2011. The Fund’s industry and country breakdowns are expressed as a percentage of total investments (excluding collateral for securities loaned) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Portfolio Summary

TEN LARGEST HOLDINGS*

October 31, 2011 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Simon Property Group, Inc.	$42,606,888	6.3%
Mitsui Fudosan Co., Ltd.	29,784,831	4.4
Unibail-Rodamco SE	28,248,624	4.1
Sun Hung Kai Properties Ltd.	26,884,647	3.9
Public Storage	16,237,458	2.4
Boston Properties, Inc.	15,281,482	2.2
Ventas, Inc.	14,087,125	2.1
Digital Realty Trust, Inc.	12,584,427	1.9
British Land Co. PLC	12,277,170	1.8
Goodman Group	11,767,538	1.7
	$209,760,190	30.8%

*	Long-term investments.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

October 31, 2011

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Equity: Other – 40.8%
Diversified/Specialty – 35.1%
BioMed Realty Trust, Inc.	514,100	$9,310,351
British Land Co. PLC	1,500,671	12,277,170
Canadian Real Estate Investment Trust	27,030	962,151
CapitaLand Ltd.	1,733,000	3,733,654
Coresite Realty Corp.	213,720	3,558,438
Dexus Property Group	12,622,676	11,228,638
Digital Realty Trust, Inc.(a)	201,900	12,584,427
Dundee Real Estate Investment Trust	175,991	5,826,640
Evergrande Real Estate Group Ltd.	5,894,000	2,548,969
Fonciere Des Regions	86,400	6,367,218
Forest City Enterprises, Inc.(b)	214,595	2,935,660
H&R Real Estate Investment Trust	203,121	4,436,362
Hysan Development Co., Ltd.	1,332,521	4,624,523
Jones Lang LaSalle, Inc.	47,480	3,068,158
Kerry Properties Ltd.	2,819,146	10,346,069
Land Securities Group PLC	3,335	36,500
Lend Lease Group	682,793	5,555,412
Mitsubishi Estate Co., Ltd.	418,000	7,079,676
Mitsui Fudosan Co., Ltd.	1,791,000	29,784,831
New World Development Co Ltd.	4,850,120	5,097,107
Overseas Union Enterprise Ltd.	1,843,000	3,383,485
Soho China Ltd.	11,100,000	7,871,703
Sumitomo Realty & Development Co., Ltd.	275,000	5,699,960
Sun Hung Kai Properties Ltd.	1,958,000	26,884,647
Sunac China Holdings Ltd.(b)	3,008,400	677,872
Telecity Group PLC(b)	967,067	9,265,067
Tokyu Land Corp.	789,000	3,321,410
Unibail-Rodamco SE	142,089	28,248,624
UOL Group Ltd.	1,401,747	4,955,506
Wharf Holdings Ltd.	545,000	2,898,987
Wheelock & Co., Ltd.	1,583,000	4,650,987

		239,220,202

Health Care – 5.1%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	3,596,300
Health Care REIT, Inc.	193,799	10,211,269
National Health Investors, Inc.	151,107	6,752,972
Ventas, Inc.	253,320	14,087,125

		34,647,666

Triple Net – 0.6%
Entertainment Properties Trust	88,397	3,960,186

		277,828,054

Retail – 18.7%
Regional Mall – 12.4%
CapitaMall Trust	1,639,000	2,435,189
CFS Retail Property Trust	3,504,980	6,681,517

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

General Growth Properties, Inc.	714,560	$10,504,032
Glimcher Realty Trust	810,545	7,424,592
Multiplan Empreendimentos Imobiliarios SA	204,019	4,125,893
Simon Property Group, Inc.	331,726	42,606,888
Westfield Group	1,344,760	10,825,831

		84,603,942

Shopping Center/Other Retail – 6.3%
Hammerson PLC	1,271,570	8,307,297
Klepierre	183,774	5,728,171
Link REIT (The)	2,295,854	7,884,516
Primaris Retail Real Estate Investment Trust	225,279	4,660,399
Retail Opportunity Investments Corp.(a)	395,200	4,505,280
RioCan Real Estate Investment Trust (Toronto)	1,126	28,570
Weingarten Realty Investors	309,758	7,189,483
Westfield Retail Trust	1,831,490	4,880,911

		43,184,627

		127,788,569

Residential – 15.6%
Multi-Family – 9.5%
BRE Properties, Inc.	107,890	5,407,447
Camden Property Trust	108,500	6,579,440
Canadian Apartment Properties REIT	79,500	1,612,731
Colonial Properties Trust	175,310	3,555,287
Essex Property Trust, Inc.	62,980	8,991,025
GSW Immobilien AG(b)	156,504	5,084,658
KWG Property Holding Ltd.	1,684,500	726,559
Mid-America Apartment Communities, Inc.	144,367	9,008,501
Post Properties, Inc.	131,200	5,389,696
Rossi Residencial SA	1,067,400	6,745,662
Stockland	3,074,530	10,152,727
Wing Tai Holdings Ltd.	1,526,000	1,547,980

		64,801,713

Self Storage – 5.4%
Big Yellow Group PLC	1,905,170	8,000,247
Extra Space Storage, Inc.	374,316	8,433,340
Public Storage	125,823	16,237,458
Sovran Self Storage, Inc.	86,350	3,816,670

		36,487,715

Student Housing – 0.7%
American Campus Communities, Inc.	124,760	4,856,906

		106,146,334

Office – 11.2%
Office – 11.2%
Boston Properties, Inc.	154,374	15,281,482
Castellum AB	505,300	6,840,677
Cominar Real Estate Investment Trust	306,040	6,929,845
Douglas Emmett, Inc.	502,389	9,796,585
Duke Realty Corp.	756,027	9,284,012

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Dundee International Real Estate Investment Trust	194,398	$1,946,418
Great Portland Estates PLC	1,346,600	8,050,065
Hongkong Land Holdings Ltd.	1,227,000	6,447,927
Hufvudstaden AB – Class A	156,549	1,698,396
Kilroy Realty Corp.	111,322	4,084,404
Liberty Property Trust	104,453	3,342,496
SL Green Realty Corp.	40,318	2,781,539

		76,483,846

Lodging – 7.0%
Lodging – 7.0%
Ashford Hospitality Trust, Inc.	691,034	6,150,203
Great Eagle Holdings Ltd.	2,203,000	4,859,165
Host Hotels & Resorts, Inc.	379,870	5,420,745
Hyatt Hotels Corp.(b)	162,890	6,057,879
InnVest Real Estate Investment Trust	1,075,636	4,446,070
Intercontinental Hotels Group PLC	510,603	9,423,711
Kosmopolito Hotels International Ltd.	6,939,000	1,072,580
Pebblebrook Hotel Trust	88,600	1,686,058
RLJ Lodging Trust	243,556	3,609,500
Wyndham Worldwide Corp.	142,900	4,811,443

		47,537,354

Industrials – 4.7%
Industrial Warehouse Distribution – 3.0%
Ascendas Real Estate Investment Trust	1,190,000	1,936,062
EastGroup Properties, Inc.	135,500	5,909,155
Global Logistic Properties Ltd.(b)	2,448,000	3,408,423
ProLogis, Inc.	304,197	9,052,903

		20,306,543

Mixed Office Industrial – 1.7%
Goodman Group	18,108,340	11,767,538

		32,074,081

Total Common Stocks (cost $609,350,492)		667,858,238

RIGHTS – 0.1%
Equity: Other – 0.1%
Diversified/Specialty – 0.1%
New World Develpment Co., Ltd.(b) (cost $0)	2,425,060	827,207

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $3,392,689)	3,392,689	3,392,689

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $612,743,181)		672,078,134

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AllianceBernstein Exchange Reserves – Class I, 0.01%(c) (cost $12,893,485)	12,893,485	$12,893,485

Total Investments – 100.5% (cost $625,636,666)		684,971,619
Other assets less liabilities – (0.5)%		(3,745,321)

Net Assets – 100.0%		$681,226,298

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA: Australian Dollar settling 11/15/11	1,913	$1,957,860	$2,012,920	$55,060
Barclays Bank PLC Wholesale: Japanese Yen settling 11/15/11	1,098,383	14,307,264	14,052,707	(254,557)
Norwegian Krone settling 11/15/11	127,832	23,208,845	22,938,823	(270,022)
Canadian Imperial Bank of Commerce: Canadian Dollar settling 11/15/11	11,630	11,697,259	11,664,207	(33,052)
Swiss Franc settling 11/15/11	12,387	14,771,223	14,114,062	(657,161)
Citibank NA: Great British Pound settling 11/15/11	11,806	19,101,635	18,980,417	(121,218)
Swiss Franc settling 11/15/11	14,162	17,287,007	16,136,543	(1,150,464)
Credit Suisse London Branch (GFX): Euro settling 11/15/11	10,614	15,031,547	14,684,660	(346,887)
Japanese Yen settling 11/15/11	286,833	3,658,827	3,669,740	10,913
Swiss Franc settling 11/15/11	3,111	4,098,706	3,544,752	(553,954)
Goldman Sachs International: Canadian Dollar settling 11/15/11	2,507	2,457,554	2,514,374	56,820
Great British Pound settling 11/15/11	4,576	7,224,177	7,356,801	132,624
HSBC BankUSA: Euro settling 11/15/11	8,457	11,622,455	11,700,412	77,957
New Zealand Dollar settling 11/15/11	29,197	24,053,802	23,590,906	(462,896)
Morgan Stanley and Co., Inc.: Australian Dollar settling 11/15/11	36,574	37,371,313	38,484,338	1,113,025

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC: Euro settling 11/15/11	16,043	$23,078,498	$22,195,780	$(882,718)
Societe Generale: Japanese Yen settling 11/15/11	2,472,386	31,901,344	31,631,694	(269,650)
State Street Bank and Trust Co.: Canadian Dollar settling 11/15/11	5,661	5,705,676	5,677,651	(28,025)
UBS AG: Swedish Krona settling 11/15/11	160,712	24,626,418	24,641,522	15,104

Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 11/15/11	17,240	24,405,634	23,851,850	553,784
Barclays Bank PLC: Great British Pound settling 11/15/11	9,877	15,793,817	15,879,180	(85,363)
BNP Paribas SA: New Zealand Dollar settling 11/15/11	15,270	12,391,361	12,338,019	53,342
Citibank NA: Canadian Dollar settling 11/15/11	39,679	40,101,672	39,795,708	305,964
Euro settling 11/15/11	14,813	21,118,257	20,494,052	624,205
Credit Suisse London Branch (GFX): Swiss Franc settling 11/15/11	9,937	13,150,964	11,322,470	1,828,494
Deutsche Bank AG London: Australian Dollar settling 11/15/11	8,728	9,066,123	9,183,883	(117,760)
Norwegian Krone settling 11/15/11	77,238	13,877,749	13,859,979	17,770
HSBC BankUSA: Great British Pound settling 11/15/11	13,217	21,576,356	21,248,872	327,484
Japanese Yen settling 11/15/11	580,328	7,536,140	7,424,713	111,427
Japanese Yen settling 11/15/11	391,849	5,106,383	5,013,314	93,069
Swedish Krona settling 11/15/11	16,125	2,434,955	2,472,402	(37,447)
Morgan Stanley and Co., Inc.: Australian Dollar settling 11/15/11	10,214	10,440,587	10,747,499	(306,912)
Australian Dollar settling 11/15/11	19,545	19,810,812	20,565,877	(755,065)
Australian Dollar settling 2/15/12	7,535	7,621,080	7,844,295	(223,215)
Royal Bank of Scotland PLC.: Great British Pound settling 2/15/12	1,565	2,463,107	2,513,532	(50,425)
Swedish Krona settling 11/15/11	91,174	13,798,834	13,979,454	(180,620)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 11/15/11	10,261	$12,936,697	$11,691,644	$1,245,053
Standard Chartered Bank: Japanese Yen settling 11/15/11	810,187	10,585,007	10,365,529	219,478
Japanese Yen settling 11/15/11	271,422	3,528,994	3,472,572	56,422
Westpac Banking Corp.: Euro settling 11/15/11	10,775	14,907,222	14,907,406	(184)
Swiss Franc settling 11/15/11	1,890	2,174,337	2,153,512	20,825

				$131,225

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2011

Assets
Investments in securities, at value
Unaffiliated issuers (cost $609,350,492)	$668,685,445 (a)
Affiliated issuers (cost $16,286,174-including investment of cash collateral for securities loaned of $12,893,485)	16,286,174
Foreign currencies, at value (cost $2,975,509)	2,977,179
Receivable for investment securities sold and foreign currency transactions	12,768,512
Unrealized appreciation of forward currency exchange contracts	6,918,820
Dividends receivable	765,660
Receivable for capital stock sold	170,869

Total assets	708,572,659

Liabilities
Payable for collateral received on securities loaned	12,893,485
Unrealized depreciation of forward currency exchange contracts	6,787,595
Payable for investment securities purchased and foreign currency transactions	6,458,530
Payable for capital stock redeemed	778,003
Advisory fee payable	282,361
Administrative fee payable	19,762
Transfer Agent fee payable	1,512
Accrued expenses	125,113

Total liabilities	27,346,361

Net Assets	$681,226,298

Composition of Net Assets
Capital stock, at par	$80,869
Additional paid-in capital	1,127,131,839
Distributions in excess of net investment income	(11,681,686)
Accumulated net realized loss on investment and foreign currency transactions	(493,716,162)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	59,411,438

$681,226,298

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 80,869,390 capital shares outstanding)	$8.42

(a)	Includes securities on loan with a value of $12,605,291 (see Note D).

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended October 31, 2011

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,349,566)	$21,681,643
Affiliated issuers	9,594
Interest	4,827	$21,696,064

Expenses
Advisory fee (see Note B)	4,513,064
Custodian	199,520
Printing	64,902
Administrative	62,006
Registration fees	53,084
Directors’ fees	48,751
Legal	44,355
Transfer agency	40,855
Audit	37,139
Miscellaneous	31,995

Total expenses		5,095,671

Net investment income		16,600,393

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		81,687,858
Foreign currency transactions		7,171,209
Net change in unrealized appreciation/depreciation of:
Investments		(107,708,894)
Foreign currency denominated assets and liabilities		(4,885,159)

Net loss on investment and foreign currency transactions		(23,734,986)

Net Decrease in Net Assets from Operations		$(7,134,593)

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,600,393	$24,123,275
Net realized gain on investment and foreign currency transactions	88,859,067	26,858,670
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(112,594,053)	138,122,329

Net increase (decrease) in net assets from operations	(7,134,593)	189,104,274
Dividends to Shareholders from
Net investment income	(43,539,134)	(62,171,937)
Capital Stock Transactions
Net decrease	(151,201,264)	(127,323,678)

Total decrease	(201,874,991)	(391,341)
Net Assets
Beginning of period	883,101,289	883,492,630

End of period (including distributions in excess of net investment income of ($11,681,686) and ($9,511,088), respectively)	$681,226,298	$883,101,289

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2011

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price); open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties, which are approved by the Board of Directors. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Equity: Other	$81,290,039		$196,538,015		$	– 0	–	$277,828,054
Retail	81,045,137		46,743,432			– 0	–	127,788,569
Residential	80,634,163		25,512,171			– 0	–	106,146,334
Office	53,446,781		23,037,065			– 0	–	76,483,846
Lodging	32,181,898		15,355,456			– 0	–	47,537,354
Industrials	14,962,058		17,112,023			– 0	–	32,074,081
Rights	– 0	–	– 0	–		827,207		827,207
Short-Term Investments	3,392,689		– 0	–		– 0	–	3,392,689
Investments Of Cash Collateral For Securities Loaned	12,893,485		– 0	–		– 0	–	12,893,485

Total Investments in Securities	359,846,250		324,298,162	+		827,207		684,971,619
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	6,918,820			– 0	–	6,918,820
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,787,595)			– 0	–	(6,787,595)

Total	$359,846,250		$324,429,387			$827,207		$685,102,844

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Total
Balance as of 10/31/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		827,207			827,207
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/11		$827,207			$827,207

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/11*		$827,207			$827,207

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2011, such fee amounted to $62,006.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended October 31, 2011.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc. — Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended October 31, 2011 is as follows:

Market Value October 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value October 31, 2011 (000)	Dividend Income (000)
$ 10,581	$287,550	$294,738	$3,393	$8

Brokerage commissions paid on investment transactions for the year ended October 31, 2011 amounted to $1,366,489, of which $0 and $988, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2011 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$534,422,785		$696,284,683
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost	$651,275,168

Gross unrealized appreciation	$102,187,436
Gross unrealized depreciation	(68,490,985)

Net unrealized appreciation	$33,696,451

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal type of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

During the year ended October 31, 2011, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

At October 31, 2011, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$6,918,820	Unrealized depreciation of forward currency exchange contracts	$6,787,595

Total		$6,918,820		$6,787,595

The effect of derivative instruments on the statement of operations for the year ended October 31, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$7,333,791	$(4,807,744)

Total		$7,333,791	$(4,807,744)

For the year ended October 31, 2011, the average monthly principal amount of foreign currency exchange contracts was $370,297,082.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all securities loans will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Fund’s Board of Directors. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At October 31, 2011, the Fund had securities on loan with a value of $12,605,291 and had received cash collateral which has been invested into AllianceBernstein Exchange Reserves of $12,893,485. The Fund earned $1,217 from securities lending transactions for the year ended October 31, 2011. This amount is reflected in the statement of operations as a component of affiliated dividend income. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AllianceBernstein Exchange Reserves for the year ended October 31, 2011 is as follows:

Market Value October 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value October 31, 2011 (000)	Dividend Income (000)
$– 0 –	$14,134	$1,241	$12,893	$1

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010

Class I
Shares sold	12,792,952	11,844,759	$114,152,190	$95,348,056

Shares issued in reinvestment of dividends	3,720,577	4,383,973	32,311,718	34,410,100

Shares redeemed	(33,324,168)	(32,061,140)	(297,665,172)	(257,081,834)

Net decrease	(16,810,639)	(15,832,408)	$(151,201,264)	$(127,323,678)

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$43,539,134	$62,171,937
Total taxable distributions	43,539,134	62,171,937

Total distributions paid	$43,539,134	$62,171,937

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Notes to Financial Statements

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,378,779
Accumulated capital and other losses	(488,006,915	)(a)
Unrealized appreciation/(depreciation)	33,641,711	(b)

Total accumulated earnings/(deficit)	$(445,986,425)

(a)

On October 31, 2011, the Fund had a net capital loss carryforward of $488,006,915 of which $59,238,657 expires in the year 2016, $418,457,249 expires in the year 2017, and $10,311,009 expires in the year 2018. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $53,132,838.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences primarily due to foreign currency reclassifications and the tax treatment of passive foreign investment companies (PFICs) resulted in a net decrease in distributions in excess of net investment income and a net increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE I

Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.04	$ 7.78	$ 6.64	$ 18.03	$ 18.27

Income From Investment Operations
Net investment income(a)	.18	.22	.24	.28	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.34)	1.61	1.09	(7.33)	.94

Net increase (decrease) in net asset value from operations	(.16)	1.83	1.33	(7.05)	1.28

Less: Dividends and Distributions
Dividends from net investment income	(.46)	(.57)	(.19)	(.56)	(.25)
Tax return of capital	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(3.55)	(1.27)

Total dividends and distributions	(.46)	(.57)	(.19)	(4.34)	(1.52)

Net asset value, end of period	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03

Total Return
Total investment return based on net asset value(b)	(1.87)%	24.73%	20.93%	(48.70)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$681,226	$883,101	$883,493	$835,750	$1,540,586
Ratio to average net assets of:
Expenses	.62%	.62	%(c)	.63%	.63%	.62%
Net investment income	2.02%	2.79	%(c)	3.80%	2.62%	1.92%
Portfolio turnover rate	66%	62%	68%	62%	98%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AllianceBernstein Institutional Funds, Inc. and Shareholders of AllianceBernstein Global Real Estate Investment Fund II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) (comprising the AllianceBernstein Institutional Funds, Inc.) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Global Real Estate Investment Fund II of the AllianceBernstein Institutional Funds, Inc. at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 29, 2011

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Report of Independent Registered Public Accounting Firm

2011 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2011. For corporate shareholders, 2.43% of dividends paid qualify for the dividends received deduction.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended October 31, 2011, $1,160,128 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $17,566,585.

For the taxable year ended October 31, 2011, the Fund designates $1,699,448 as the maximum amount that may be considered qualified dividend income for individual shareholders.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2012.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

2011 Federal Tax Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2) , Senior Vice President

Prashant Tewari(2), Vice President

Diane Won(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global REIT Senior Investment Management Team. Mr. Prashant Tewari and Mses. Teresa Marziano and Diane Won are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
INTERESTED DIRECTOR
Robert M. Keith, + 1345 Avenue of the Americas New York, New York 10105 51 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AllianceBernstein Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	102	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS
William H. Foulk, Jr., ++, # Chairman of the Board 79 (1997)	Investment Adviser and an Independent Consultant since prior to 2006. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AllianceBernstein Funds since 1983 and has been Chairman of the AllianceBernstein Funds and of the Independent Directors Committee of such Funds since 2003. He is also active in a number of mutual fund organizations and committees.	102	None

John H. Dobkin, # 69 (1997)	Independent Consultant since prior to 2006. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002, Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AllianceBernstein Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	102	None

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, # 67 (2005)	Private Investor since prior to 2006. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential Mutual funds and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AllianceBernstein Funds since 2005 and is a director of two other registered investment companies (and Chairman of one of them).	102	Asia Pacific Fund, Inc. and The Merger Fund since prior to 2006 and Prospect Acquisition Corp. (financial services) since 2007 until 2009

D. James Guzy, # 75 (2005)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers Inc., with which he has been associated since prior to 2006. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008 and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1982.	102	Cirrus Logic Corporation (semi-conductors) and PLX Technology (semi-conductors) since prior to 2006 and Intel Corporation (semi-conductors) since prior to 2006 until 2008

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Nancy P. Jacklin, # 63 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies since 2008. Formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982–1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AllianceBernstein Funds since 2006.	102	None

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, # 59 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services. He is also a member of the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committee, of most of the AllianceBernstein Funds since 2008.	102	None

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Marshall C. Turner, Jr., # 70 (2005)	Private Investor since prior to 2006. Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) from November 2008 until March 2009. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006, after the company was acquired and renamed Toppan Photomasks, Inc. He has extensive experience in venture capital investing including prior service as general partner of three institutional venture capital partnerships, and serves on the boards of a number of education and science-related non-profit organizations. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1992.	102	Xilinx, Inc. (programmable logic semi-conductors) and MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) since prior to 2006.

Earl D. Weiner, # 72 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP, and member of ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AllianceBernstein Funds since 2007 and is Chairman of the Governance and Nominating Committees of most of the Funds.	102	None

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the “40 Act”, due to his position as a Senior Vice President of the Adviser.

++	Member of the Fair Value Pricing Committee.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

Management of the Fund

Officers of The Fund

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	PRINCIPAL POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 51	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 66	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Teresa Marziano 57	Senior Vice President	Senior Vice President of the Adviser**, with which she has been associated since prior to 2006.

Prashant Tewari 40	Vice President	Vice President of the Adviser**, since October 2005. Prior thereto, he was an engagement manager at McKinsey & Company since prior to 2006.

Diane Won 40	Vice President	Vice President of the Adviser**, with which she has been associated prior to 2006.

Emilie D. Wrapp 56	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2006.

Joseph J. Mantineo 52	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2006.

Phyllis J. Clarke 50	Controller	Vice President of ABIS**, with which she has been associated since prior to 2006.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.alliancebernstein.com, for a free prospectus or SAI.

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Institutional Funds, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) at a meeting held on May 3-5, 2011.

Prior to approval of the continuance of the Advisory Agreement in respect of the Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Fund’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Fund’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2009 and 2010 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries which provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Fund other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients on an agency basis), transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser, and brokerage commissions paid by the Fund to brokers affiliated with the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the May 2011 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class I Shares of the Fund as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class I Shares as compared with the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index (the “Developed RE Index”) and the FTSE NAREIT Equity REIT Index (the “Equity REIT Index”), in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2011 and (in the case of comparisons with the indices) the since inception period (December 1997 inception). The directors noted that the Fund was in the 3rd quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, in the 5th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 5-year period, and 2nd out of 2 of the Performance Group and 2nd out of 4 of the Performance Universe for the 10-year period. The Fund outperformed the Developed RE Index in the 3- and 10-year periods but lagged that index in the 1- and 5-year and the since inception periods and lagged the Equity REIT Index in all periods. Based on their review, the directors concluded that the Fund’s relative performance was satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	45

because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the advisory fees the Adviser charges other clients pursuing a substantially similar investment style. For this purpose, they reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule had breakpoints at lower asset levels than those in the fee schedule applicable to the Fund and that the application of the institutional fee schedule to the level of assets of the Fund would result in a fee rate lower than that in the Fund’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AllianceBernstein fund with an investment style substantially similar to that of the Fund for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class I shares of the Fund in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all “no load” funds in the Fund’s investment classification/objective. The Class I expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary.

The directors noted that, at the Fund’s current size, its contractual effective advisory fee rate of 55 basis points, plus the 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The directors noted that the Fund’s total expense ratio was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Fund’s expense ratio was satisfactory.

46	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2011 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	47

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AllianceBernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser

1	It should be noted that the information in the fee summary was completed on April 21, 2011 and discussed with the Board of Directors on May 3-5, 2011.

2	Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

48	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), 130 U.S. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 03/31/11 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$867.8	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $75,755 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below is the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio		Fiscal Year End
Global Real Estate Investment Fund II	Class I	0.62%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s daily net assets and is paid on a monthly basis.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	49

such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.5 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule

5	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

50	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

been applicable to the Fund versus the Fund’s advisory fee based on March 31, 2011 net assets:6

Fund	Net Assets 03/31/11 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II	$867.8	Global REIT 75 bp on 1st $25 million 65 bp on next $25 million 55 bp on the balance Minimum account size: $25m	0.512%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.7 Also shown is the Fund’s advisory fee and what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II8	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	51

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund:

Fund	Fee[9]
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Fund’s ranking with respect to the contractual management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment

9	It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

10	It should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 1429.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

52	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund II	0.550	0.850	1/9

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.622	0.993	1/9	1.155	1/28

Based on this analysis, the Fund has equally favorable rankings on an expense ratio basis and on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class I total expense ratio.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	53

profitability from providing investment advisory services to the Fund decreased during calendar year 2010, relative to 2009.16

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Fund’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Fund in the future would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks

16	It should be noted that at the August 2, 2011 meeting, the Adviser presented to the Board revised profitability figures with the respect to the Fund.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. There was no expense offset during the Fund’s most recently completed fiscal year.

54	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

(“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

19	The Deli study was originally published in 2002 based on 1997 data.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	55

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $477 billion as of March 31, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund22 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended February 28, 2011.24

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	27.69	27.08	27.53	4/9	20/43
3 year	0.25	0.31	-0.18	5/8	12/30
5 year	1.15	2.62	1.15	5/5	6/11
10 year	10.59	12.01	10.54	2/2	2/4

22	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by Lipper.

23	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

56	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)25 versus its benchmark.26 Fund and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Periods Ending February 28, 2011 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Global Real Estate Investment Fund II	27.69	0.25	1.15	10.59	7.50	20.69	0.48	10
FTSE EPRA NAREIT Developed RE Index	29.26	-1.72	1.97	10.23	8.17	20.85	0.46	10
FTSE NAREIT Equity REIT Index[28]	39.54	3.80	2.97	11.78	8.73	N/A	N/A	N/A
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 24, 2011

25	The performance returns and risk measures shown in the table are for the Class I shares of the Fund.

26	The Adviser provided Fund and benchmark performance return information for periods through February 28, 2011.

27	Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be regarded as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be regarded as better performing than a fund with a lower Sharpe Ratio.

28	Benchmark since inception date is the nearest month end after the Fund’s inception date.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	57

NOTES

58	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

NOTES

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	59

NOTES

60	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

A unit of AllianceBernstein L.P.

BIREIT-0151-1011

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Global Real Estate Investment Fund II	2010	$27,500	$—	$18,304
	2011	$27,500	$295	$27,240

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Real Estate Investment Fund II	2010	$710,484	$146,019
			$(127,715)
			$(18,304)
	2011	$703,201	$27,535
			$(295)
			$(27,240)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011